Amounts Receivable and Other	6 Months Ended
Jun. 30, 2026
Trade and other current receivables [abstract]
Amounts receivable and other

5. Amounts receivable and other

As at	June 30, 2026	December 31, 2025
Royalty receivables	$25,167	$21,543
Prepaid expenses	122	544
Value added tax recoverable	652	685
Total amounts receivable and other	$25,941	$22,772

Royalty receivables represent amounts that are generally collected within 60 days of quarter-end. Prepaid expenses largely represent insurance programs that are in place.